PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consisted of the following (stated in thousands):

	December 31,
	2021	2020
Medical equipment	$347	$588
Computer equipment	43	43
Furniture and fixtures	69	69
Gross property, plant and equipment	459	700
Less: Accumulated depreciation and amortization	(374)	(344)
Property, plant and equipment, net	$85	$356

Depreciation expense related to equipment and furniture and fixtures was $102 thousand and $172 thousand for the years ended December 31, 2021 and 2020, respectively. The decrease in medical equipment from 2020 to 2021 is related to equipment leases that are categorized as right of use assets in 2021.